Commitments - Additional Information (Detail) ₲ in Thousands, € in Thousands, $ in Millions, $ in Millions	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PYG (₲)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 845.6
Contractual commitment to purchase limestone	2.5
Electrical energy consumption commitment annual payment	597.0
December 31, 2023 [Member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment | ₲				₲ 325,846
Sinoma International Engenieering Co. Ltd. [member]
Disclosure of commitments [line items]
Commitment due to agreement	545.3	$ 3.2	€ 70		$ 2,167.6	$ 1,074.0	€ 41,600
2019 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	1,267.0
2020 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	946.0
Electrical energy consumption commitment annual payment	415.8
2021 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	321.0
Electrical energy consumption commitment annual payment	$ 844.5